UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income						$ (30,300,971)	$ (27,090,243)	$ 34,436,576	$ 65,402,000	$ 50,325,820
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrants						(1,470,153)	1,592,955	883,573	(178,668)	(817,618)
Deferred income tax provision								0	0	0
Changes in operating assets and liabilities:
Accounts payable						4,961,241	(5,314,709)	(7,517,867)	5,388,131	1,009,704
Accrued Expenses						1,052,121	681,504	453,575	(784,360)	2,076,928
Net cash used in operating activities						(27,095,675)	(17,110,361)	(24,096,484)	(45,880,562)	(43,175,788)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash used in investing activities						(669,483)	(1,859,486)	(1,228,300)	(3,878,976)	(4,264,180)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net cash provided by financing activities						35,702,935	42,473,427	42,477,899	6,052,960	81,402,269
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD			$ 30,043,046		$ 30,043,046	30,043,046	$ 12,889,931	$ 12,889,931	$ 56,596,509	$ 22,634,208
Seven Oaks Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income		$ (6,262,431)	4,644,993	$ (4,217,743)	(1,617,438)	4,414,078
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrants	$ (7,058,027)	$ 5,001,745	(5,557,500)	3,890,255		(7,613,782)
Income from investments held in Trust Account	$ (3,331)					(54,873)
Changes in operating assets and liabilities:
Prepaid expenses				(759,541)		257,900
Accounts payable				18,249		(52,278)
Accrued Expenses				33,335		1,758,143
Franchise tax payable				54,695		62,006
Net cash used in operating activities				(812,522)		(1,228,806)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash used in investing activities				(258,750,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayment of promissory note - related party				(105,000)
Net cash provided by financing activities				261,326,846
Net decrease in cash				1,764,324		(1,228,806)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD			$ 1,764,324	$ 0	$ 1,764,324	$ 1,764,324